Note 14 - Net Income (Loss) Per Share - Components of Reconciliation of Numerators and Denominators Net Loss Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Net income (loss)									$ 2,066,498	$ (347,091)	$ 6,610,516
Shares (denominator) (in shares)									7,880,429	7,523,022	7,587,686
Net income (loss) per share - basic and diluted (in dollars per share)	$ (0.17)	$ 0.01	$ 0.31	$ 0.1	$ 0.15	$ (0.05)	$ (0.03)	$ (0.12)	$ 0.26	$ (0.05)	$ 0.87